Other Operating Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Operating Income and Expenses, Net

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Gain (loss) on disposal or retirement of property, plant and equipment, net	$433.5	$46.5	$(1,097.9)
Impairment loss on property, plant and equipment	(2,545.6)	—	—
Gain from lease agreement modification	430.0	—	—
Others	(198.5)	(16.7)	(267.6)

	$(1,880.6)	$29.8	$(1,365.5)